LONG-TERM DEBT LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

	As of December 31,
	2012	2011
	(in thousands)
Senior notes
3.25% Convertible senior notes due 2016:
Principal amount	$115,000	$115,000
Unamortized discount	(13,671)	(17,079)
3.25% Convertible senior notes due 2016, net of discount	101,329	97,921
7.75% Senior notes due 2022:
Principal amount	500,000	—
12% Senior notes due 2018:
Principal amount	—	203,000
Unamortized discount	—	(1,764)
12% Senior notes due 2018, net of discount	—	201,236
Total senior notes	601,329	299,157
Credit facilities
Corporate	49,000	209,000
PDCM	26,250	24,000
Total credit facilities	75,250	233,000
Total long-term debt	$676,579	$532,157